OPERATING LEASES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023
Weighted average remaining lease term			16 years 7 months 2 days
Weighted average discount rate			3.72%
Jamaica Avenue at 169th Street [Member]
Lease expiration date	May 31, 2035
504-506 Fulton Street [Member]
Lease expiration date			Apr. 30, 2031
Minimum [Member]
Operating leases extended period			5 years
Lease payments		$ 30,188
Maximum [Member]
Operating leases extended period			49 years
Lease payments		$ 34,716